Loans and Allowance for Loan Losses - Additional information about Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Impaired loans
Recorded Investment, With no related allowance recorded	$ 16,627	$ 11,946
Unpaid Principal Balance, With no related allowance recorded	17,209	12,069
Recorded Investment, With an allowance recorded	10,627	25,389
Unpaid Principal Balance, With an allowance recorded	11,445	26,308
Specific Reserves, With an allowance recorded	3,044	5,113
Total impaired loans	27,254	37,335
Total impaired loans, Unpaid Principal Balance	28,654	38,377
Commercial, Financial, and Agricultural
Impaired loans
Recorded Investment, With no related allowance recorded		1,703
Unpaid Principal Balance, With no related allowance recorded		1,731
Recorded Investment, With an allowance recorded	341	5,849
Unpaid Principal Balance, With an allowance recorded	374	6,180
Specific Reserves, With an allowance recorded	42	2,187
Real Estate Construction - Residential
Impaired loans
Recorded Investment, With no related allowance recorded	1,034	1,300
Unpaid Principal Balance, With no related allowance recorded	1,152	1,395
Recorded Investment, With an allowance recorded	1,357	2,326
Unpaid Principal Balance, With an allowance recorded	1,730	2,786
Specific Reserves, With an allowance recorded	166	263
Real Estate Construction - Residential | Construction
Impaired loans
Recorded Investment, With an allowance recorded		192
Unpaid Principal Balance, With an allowance recorded		192
Specific Reserves, With an allowance recorded		27
Real Estate Construction - Commercial
Impaired loans
Recorded Investment, With no related allowance recorded	15,593	8,943
Unpaid Principal Balance, With no related allowance recorded	16,057	8,943
Recorded Investment, With an allowance recorded	8,764	16,714
Unpaid Principal Balance, With an allowance recorded	9,142	16,787
Specific Reserves, With an allowance recorded	2,815	2,594
Real Estate Construction - Commercial | Construction
Impaired loans
Recorded Investment, With an allowance recorded	105	200
Unpaid Principal Balance, With an allowance recorded	138	251
Specific Reserves, With an allowance recorded	13	28
Installment and other consumer
Impaired loans
Recorded Investment, With an allowance recorded	60	108
Unpaid Principal Balance, With an allowance recorded	61	112
Specific Reserves, With an allowance recorded	$ 8	$ 14